Stockholder Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Due to related parties	$ 694,850	$ 669,126	$ 412,907
Daniel Monteverde [Member]
Due to related parties	4,324	8,214	5,012
Angelo Ponzetta [Member]
Due to related parties	526,774	500,798	306,105
Gianni Ponzetta [Member]
Due to related parties	$ 163,752	$ 160,114	$ 101,790